UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09277
                                   --------

                           VIKING MUTUAL FUNDS
                           -------------------
              (Exact name of registrant as specified in charter)

                    116 1st St SW Suite C, MINOT, ND 58701
             (Address of principal executive offices)   (Zip code)

         Shannon D. Radke, 116 1st St SW Suite C, MINOT, ND 58701
         -----------------------------------------------------
                    (Name and address of agent for service)

      Registrants telephone number, including area code: (701) 852-1264
                                                          --------------

Date of fiscal year end: 12/31
                         ----

Date of reporting period: 06/30/07
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.

SHAREHOLDER LETTER

Dear Fellow Shareholder:

It is a pleasure to bring you the Viking Mutual Funds Semi-Annual Report for the six months ended June 30, 2007.

While the U.S. economy continued to grow during the first quarter of 2007, the pace of expansion moderated from 2006. Most of the deceleration stemmed from additional concerns related to the housing market. The Federal Reserve held benchmark interest rates steady at 5.25% at their March meeting. In a statement outlining its decision, the Fed indicated it continued to focus on inflation risks and stands ready to raise borrowing costs further if needed. Analyst views differed on the pace of economic activity, and with it, what the Fed would do next. On average the economy seemed to be a Goldilocks, that is, not too hot, not too cold. Although statistics pointed to sporadic growth, the economy remained fairly strong through the second quarter, albeit below 2006 levels. Much of the strength originated overseas as global economies continued to surprise on the upside. Clearly expansion in China, and more broadly in Asia, has exceeded expectations. At the same time, economic activity in Europe has been robust. Domestically, the fully employed labor market continues to support growth. The manufacturing sector also rebounded from the first quarter. The source of our slowdown is concentrated in housing, with activity down, inventories growing, and prices falling. Continued pressure on the housing market is likely due to higher rates, an increasing number of mortgages resetting, and tightened lending standards resulting from deterioration in the sub-prime mortgage market. The Federal Reserve kept interest rates steady in late June, stating the predominant policy concern remains the risk that inflation will fail to moderate as expected. The Fed has been on hold since June 2006 after raising the overnight Fed Funds rate by an unprecedented quarter point 17 times in a row starting in June 2004. The policy makers now appear to be paralyzed by uncertainty about the depth of economic slowing on the one hand and the impact of inflation on the other.

U.S. stocks had a wild ride in the first three months of 2007, although a glance at the negligible net changes of market benchmarks masks the depth of the turmoil. For the quarter, the Dow ended down 0.87%, while the S&P 500 ended up 0.18% and the NASDAQ closed up 0.26%. Despite increased volatility and fears of decelerating earnings growth, both of which would normally direct investors toward the relative safety of large-cap stocks, small-cap stocks outperformed large-caps during the period. Most major domestic market indices ended the second quarter of 2007 in positive territory. Global growth helped the market put in strong performances in April and May which more than offset a challenging June. For the quarter, the Dow rallied 8.5%, while the S&P advanced 5.8% and the NASDAQ gained 7.5%. Small-cap stocks underperformed large-cap stocks, as concerns over rising interest rates, the health of the U.S. economy (principally consumer spending), and a potentially broadening sub-prime crisis caused a flight to quality during the period.

The fixed income market rallied a bit in the first quarter in response to data indicative of a slowing economy, a correction in the global equity markets (albeit a brief one), and a slight shift in the bias of the Federal Reserve. The fixed income market broke out of its range-bound trading pattern seen over the past couple of quarters and sold off considerably in the second quarter. Accordingly, yields increased significantly. After an extended lack of volatility, the bond market reacted to a myriad of developments, including the continued strength of economies overseas, the resilience of the U.S. economy despite accelerated weakness in the housing market, and a heightened sensitivity to creditworthiness.

In this type of market environment, it continues to be highly important to seek the help of a professional when investing. Making the right decisions in these markets can be very difficult and an experienced investment professional can address your concerns about the market and provide the guidance needed to help you diversify your investments and stay focused on the long term.

Fund reports containing a discussion of individual Fund performance as well as the Funds portfolios and financial statements are presented within for your review.

We thank you for your confidence in Viking Mutual Funds. Our interests are closely aligned with those of our shareholders because our money is invested alongside their own. As always we will do our best to make sure your experience as a shareholder is a rewarding one.

Sincerely,


/s/Shannon D. Radke

Shannon D. Radke
President
Viking Mutual Funds

VIKING TAX-FREE FUND FOR MONTANA


By:  Shannon D. Radke
     President/Portfolio Manager

Viking Tax-Free Fund for Montana provided a total return of 0.13% (at net asset value with distributions reinvested) for the six months ended June 30, 2007.

The fixed income market rallied a bit in the first quarter in response to data indicative of a slowing economy, a correction in the global equity markets (albeit a brief one), and a slight shift in the bias of the Federal Reserve. The Funds share price remained relatively flat. The fixed income market broke out of its range-bound trading pattern seen over the past couple of quarters and sold off considerably in the second quarter. Accordingly, yields increased significantly, while the Funds share price declined moderately. After an extended lack of volatility, the bond market reacted to a myriad of developments, including the continued strength of economies overseas, the resilience of the U.S. economy despite accelerated weakness in the housing market, and a heightened sensitivity to creditworthiness.

Despite the continued scarcity of Montana municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Average credit quality remained a lofty AA+. Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities. The highest level of current income that is exempt from Federal and Montana income taxes and is consistent with preservation of capital remains the investment objective of the Fund.


VIKING TAX-FREE FUND FOR MONTANA

Growth of a $10,000 Investment
August 3, 1999 through June 30, 2007 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for Montana vs. the Lehman Brother Municipal Bond Index

[Comparative index graph]


                              Viking Tax-Free Fund      Viking Tax-Free Fund       Lehman Brothers
                                  for Montana               for Montana             Municipal Bond
                              with max sales charge    without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,550                    $10,000                 $10,000
October 31, 1999                    $ 9,196                    $ 9,628                 $ 9,817
December 31, 1999                   $ 9,125                    $ 9,554                 $ 9,846
February 28, 2000                   $ 9,185                    $ 9,617                 $ 9,918
April 30, 2000                      $ 9,405                    $ 9,847                 $10,075
June 30, 2000                       $ 9,468                    $ 9,913                 $10,288
August 31, 2000                     $ 9,748                    $10,206                 $10,592
October 31, 2000                    $ 9,796                    $10,257                 $10,652
December 31, 2000                   $10,058                    $10,531                 $10,998
February 28, 2001                   $10,185                    $10,664                 $11,142
April 30, 2001                      $10,103                    $10,578                 $11,121
June 30, 2001                       $10,263                    $10,745                 $11,317
August 31, 2001                     $10,672                    $11,173                 $11,674
October 31, 2001                    $10,719                    $11,223                 $11,772
December 31, 2001                   $10,509                    $11,002                 $11,563
February 28, 2002                   $10,785                    $11,292                 $11,905
April 30, 2002                      $10,821                    $11,330                 $11,899
June 28, 2002                       $10,981                    $11,498                 $12,099
August 31, 2002                     $11,276                    $11,806                 $12,402
October 31, 2002                    $11,329                    $11,862                 $12,463
December 31, 2002                   $11,549                    $12,092                 $12,673
February 28, 2003                   $11,710                    $12,260                 $12,818
April 30, 2003                      $11,750                    $12,303                 $12,910
June 30, 2003                       $11,934                    $12,495                 $13,155
July 31, 2003                       $11,490                    $12,030                 $12,695
August 31, 2003                     $11,575                    $12,119                 $12,790
September 30, 2003                  $11,908                    $12,468                 $13,166
October 31, 2003                    $11,832                    $12,388                 $13,100
November 30, 2003                   $11,950                    $12,511                 $13,237
December 31, 2003                   $12,063                    $12,630                 $13,347
January 31, 2004                    $12,136                    $12,706                 $13,423
February 29, 2004                   $12,313                    $12,892                 $13,625
March 31, 2004                      $12,274                    $12,850                 $13,578
April 30, 2004                      $12,001                    $12,565                 $13,256
May 31, 2004                        $11,941                    $12,503                 $13,208
June 30, 2004                       $12,006                    $12,570                 $13,256
July 31, 2004                       $12,165                    $12,737                 $13,429
August 31, 2004                     $12,374                    $12,956                 $13,698
September 30, 2004                  $12,436                    $13,020                 $13,771
October 31, 2004                    $12,484                    $13,071                 $13,889
November 30, 2004                   $12,414                    $12,997                 $13,775
December 31, 2004                   $12,551                    $13,141                 $13,943
January 31, 2005                    $12,601                    $13,194                 $14,074
February 28, 2005                   $12,587                    $13,179                 $14,027
March 31, 2005                      $12,443                    $13,028                 $13,939
April 30, 2005                      $12,604                    $13,196                 $14,160
May 31, 2005                        $12,693                    $13,290                 $14,260
June 30, 2005                       $12,757                    $13,356                 $14,349
July 29, 2005                       $12,682                    $13,278                 $14,284
August 31, 2005                     $12,749                    $13,348                 $14,428
September 30, 2005                  $12,750                    $13,349                 $14,332
October 31, 2005                    $12,678                    $13,274                 $14,244
November 30, 2005                   $12,718                    $13,315                 $14,313
December 31, 2005                   $12,797                    $13,398                 $14,436
January 31, 2006                    $12,865                    $13,469                 $14,475
February 28, 2006                   $12,889                    $13,495                 $14,572
March 31, 2006                      $12,845                    $13,449                 $14,471
April 30, 2006                      $12,819                    $13,422                 $14,467
May 31, 2006                        $12,916                    $13,524                 $14,532
June 30, 2006                       $12,802                    $13,404                 $14,477
July 31, 2006                       $12,986                    $13,596                 $14,649
August 31, 2006                     $13,133                    $13,750                 $14,866
September 30, 2006                  $13,225                    $13,847                 $14,970
October 31, 2006                    $13,245                    $13,867                 $15,064
November 30, 2006                   $13,339                    $13,966                 $15,189
December 31, 2006                   $13,328                    $13,954                 $15,136
January 31, 2007                    $13,307                    $13,933                 $15,097
February 28, 2007                   $13,492                    $14,126                 $15,296
March 31, 2007                      $13,472                    $14,105                 $15,258
April 30, 2007                      $13,462                    $14,094                 $15,303
May 31, 2007                        $13,413                    $14,043                 $15,236
June 30, 2007                       $13,346                    $13,973                 $15,157


The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-06/30/07. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                       Lifetime
Through June 30, 2007       One-Year   Three-Year   Five Year     (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge        4.25%       3.59%        3.98%         4.32%
Including Sales Charge        0.38%       2.01%        3.02%         3.71%

Returns reflect reinvestment of distributions and the maximum sales charge, as applicable. The total returns for the three year, five year and lifetime periods reflect a maximum sales charge of 4.50%. The current maximum sales charge is 3.75. Therefore, the total returns, for the three year, five year and lifetime would have been higher had the current maximum sales charge been in effect for those stated periods. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING TAX-FREE FUND FOR NORTH DAKOTA


By:  Shannon D. Radke
       President/Portfolio Manager

Viking Tax-Free Fund for North Dakota provided a total return of -0.33% (at net asset value with distributions reinvested) for the six months ended June 30, 2007.

The fixed income market rallied a bit in the first quarter in response to data indicative of a slowing economy, a correction in the global equity markets (albeit a brief one), and a slight shift in the bias of the Federal Reserve. The Funds share price remained relatively flat. The fixed income market broke out of its range-bound trading pattern seen over the past couple of quarters and sold off considerably in the second quarter. Accordingly, yields increased significantly, while the Funds share price declined moderately. After an extended lack of volatility, the bond market reacted to a myriad of developments, including the continued strength of economies overseas, the resilience of the U.S. economy despite accelerated weakness in the housing market, and a heightened sensitivity to creditworthiness.

Despite the continued scarcity of North Dakota municipal bonds throughout the period, the Fund was able to obtain an adequate supply of high quality bonds of various maturities. Average credit quality remained a lofty AA. Going forward, we remain committed to our non-interest rate anticipatory style of investing. Rather than betting on the direction of rates, we will continue to seek out the best value among high quality issues of varying maturities. The highest level of current income that is exempt from Federal and North Dakota income taxes and is consistent with preservation of capital remains the investment objective of the Fund.


VIKING TAX-FREE FUND FOR NORTH DAKOTA

Growth of a $10,000 Investment
August 3, 1999 through June 30, 2007 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Tax-Free Fund for North Dakota vs. the Lehman Brother Municipal Bond
Index

[Comparative index graph]

                              Viking Tax-Free Fund       Viking Tax-Free Fund       Lehman Brothers
                                for North Dakota           for North Dakota          Municipal Bond
                              with max sales charge     without max sales charge         Index
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,550                    $10,000                 $10,000
October 31, 1999                    $ 9,163                    $ 9,594                 $ 9,817
December 31, 1999                   $ 9,211                    $ 9,644                 $ 9,846
February 28, 2000                   $ 9,227                    $ 9,660                 $ 9,918
April 30, 2000                      $ 9,422                    $ 9,864                 $10,075
June 30, 2000                       $ 9,533                    $ 9,981                 $10,288
August 31, 2000                     $ 9,833                    $10,295                 $10,592
October 31, 2000                    $ 9,965                    $10,434                 $10,652
December 31, 2000                   $10,252                    $10,734                 $10,998
February 28, 2001                   $10,412                    $10,901                 $11,142
April 30, 2001                      $10,303                    $10,795                 $11,121
June 30, 2001                       $10,419                    $10,909                 $11,317
August 31, 2001                     $10,809                    $11,317                 $11,674
October 31, 2001                    $10,825                    $11,334                 $11,772
December 31, 2001                   $10,586                    $11,084                 $11,563
February 28, 2002                   $10,910                    $11,423                 $11,905
April 30, 2002                      $10,934                    $11,448                 $11,899
June 28, 2002                       $11,108                    $11,630                 $12,099
August 31, 2002                     $11,409                    $11,945                 $12,402
October 31, 2002                    $11,452                    $11,990                 $12,463
December 31, 2002                   $11,652                    $12,200                 $12,673
February 28, 2003                   $11,815                    $12,369                 $12,818
April 30, 2003                      $11,868                    $12,426                 $12,910
June 30, 2003                       $12,074                    $12,641                 $13,155
July 31, 2003                       $11,652                    $12,196                 $12,695
August 31, 2003                     $11,761                    $12,314                 $12,790
September 30, 2003                  $12,046                    $12,612                 $13,166
October 31, 2003                    $11,982                    $12,545                 $13,100
November 30, 2003                   $12,087                    $12,656                 $13,237
December 31, 2003                   $12,188                    $12,761                 $13,347
January 31, 2004                    $12,284                    $12,862                 $13,423
February 29, 2004                   $12,450                    $13,035                 $13,625
March 31, 2004                      $12,386                    $12,968                 $13,578
April 30, 2004                      $12,100                    $12,668                 $13,256
May 31, 2004                        $12,026                    $12,591                 $13,208
June 30, 2004                       $12,077                    $12,645                 $13,256
July 31, 2004                       $12,214                    $12,788                 $13,429
August 31, 2004                     $12,435                    $13,019                 $13,698
September 30, 2004                  $12,495                    $13,082                 $13,771
October 31, 2004                    $12,568                    $13,158                 $13,889
November 30, 2004                   $12,497                    $13,084                 $13,775
December 31, 2004                   $12,646                    $13,240                 $13,943
January 31, 2005                    $12,721                    $13,319                 $14,074
February 28, 2005                   $12,719                    $13,316                 $14,027
March 31, 2005                      $12,576                    $13,167                 $13,939
April 30, 2005                      $12,761                    $13,360                 $14,160
May 31, 2005                        $12,864                    $13,469                 $14,260
June 30, 2005                       $12,915                    $13,522                 $14,349
July 29, 2005                       $12,816                    $13,418                 $14,284
August 31, 2005                     $12,895                    $13,501                 $14,428
September 30, 2005                  $12,884                    $13,489                 $14,332
October 31, 2005                    $12,824                    $13,427                 $14,244
November 30, 2005                   $12,851                    $13,455                 $14,313
December 30, 2005                   $12,929                    $13,537                 $14,436
January 31, 2006                    $13,009                    $13,621                 $14,475
February 28, 2006                   $13,021                    $13,633                 $14,572
March 31, 2006                      $12,990                    $13,600                 $14,471
April 30, 2006                      $12,938                    $13,546                 $14,467
May 31, 2006                        $13,036                    $13,649                 $14,532
June 30, 2006                       $12,935                    $13,543                 $14,477
July 31, 2006                       $13,149                    $13,767                 $14,649
August 31, 2006                     $13,323                    $13,949                 $14,866
September 30, 2006                  $13,429                    $14,060                 $14,970
October 31, 2006                    $13,448                    $14,080                 $15,064
November 30, 2006                   $13,556                    $14,193                 $15,189
December 31, 2006                   $13,546                    $14,182                 $15,136
January 31, 2007                    $13,499                    $14,134                 $15,097
February 28, 2007                   $13,685                    $14,328                 $15,296
March 31, 2007                      $13,665                    $14,307                 $15,258
April 30, 2007                      $13,656                    $14,298                 $15,303
May 31, 2007                        $13,607                    $14,247                 $15,236
June 30, 2007                       $13,500                    $14,135                 $15,157



The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 4.50% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-06/30/07. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Lehman Brothers Municipal Bond Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance does not guarantee future results.

Average Annual Total Returns                                      Lifetime
Through June 30, 2007       One-Year   Three-Year   Five Year   (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge        4.37%       3.79%        3.98%         4.47%
Including Sales Charge        0.43%       2.22%        3.03%         3.87%

Returns reflect reinvestment of distributions and the maximum sales charge, as applicable. The total returns for the three year, five year and lifetime periods reflect a maximum sales charge of 4.50%. The current maximum sales charge is 3.75%. Therefore, the total returns, for the three year, five year, and lifetime would have been higher had the current maximum sales charge been in effect for the stated periods. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING LARGE-CAP VALUE FUND

By: William E. Dodge, President and CEO, Fox Asset Management, LLC Shannon D. Radke, President

Viking Large-Cap Value Fund provided a total return of 11.54% (at net asset value) for the six months ended June 30, 2007.

U.S. stocks had a wild ride in the first three months of 2007, although a glance at the negligible net changes of market benchmarks masks the depth of the turmoil. For the quarter, the Dow ended down 0.87%, while the S&P 500 ended up 0.18% and the NASDAQ closed up 0.26%. Despite increased volatility and fears of decelerating earnings growth, both of which would normally direct investors toward the relative safety of large-cap stocks, small-cap stocks outperformed large-caps during the period. The Fund rose 3.1% during the first quarter. The positive performance was driven by a combination of an underweight position in the financial and consumer discretionary sectors, and an overweight position in the materials sector. Stock selection within most sectors was particularly strong.

Most major domestic market indices ended the second quarter of 2007 in positive territory. Global growth helped the market put in strong performances in April and May which more than offset a challenging June. For the quarter, the Dow rallied 8.5%, while the S&P advanced 5.8% and the NASDAQ gained 7.5%. Large-cap stocks outperformed small-cap stocks, as concerns over rising interest rates, the health of the U.S. economy (principally consumer spending), and a potentially broadening sub-prime crisis caused a flight to quality during the period. The Fund was up
8.1% for the quarter. Performance was positively impacted by the enhanced prospects for continued economic growth as those sectors that are direct beneficiaries of continued growth, domestically and abroad, did well. Overweight sectors such as industrials, materials, and information technology led the way with most of the excess return in those areas coming from successful stock selection. Our strong underweight of the financial sector also added to strong performance.

As always, we remain steadfast in our commitment to finding higher quality companies, with strong balance sheets and cash flow, selling at discount valuations. Long-term total return and capital preservation remains the investment objective of the Fund.


VIKING LARGE-CAP VALUE FUND

Growth of a $10,000 Investment
August 3, 1999 through June 30, 2007 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Large-Cap Value Fund vs. the Russell 1000 Value Index

[Comparative index graph]

                               Viking Large-Cap           Viking Large-Cap         Russell 1000
                                  Value Fund                  Value Fund             Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
August 3, 1999                      $ 9,475                    $10,000                 $10,000
October 31, 1999                    $ 9,147                    $ 9,650                 $ 9,875
December 31, 1999                   $ 9,406                    $ 9,924                 $ 9,845
February 28, 2000                   $ 8,057                    $ 8,500                 $ 8,816
April 30, 2000                      $ 9,292                    $ 9,803                 $ 9,777
June 30, 2000                       $ 9,245                    $ 9,753                 $ 9,428
August 31, 2000                     $ 9,957                    $10,505                 $10,078
October 31, 2000                    $10,252                    $10,816                 $10,420
December 31, 2000                   $10,598                    $11,181                 $10,535
February 28, 2001                   $10,483                    $11,059                 $10,282
April 30, 2001                      $11,018                    $11,624                 $10,405
June 30, 2001                       $10,665                    $11,251                 $10,403
August 31, 2001                     $10,368                    $10,938                 $ 9,965
October 31, 2001                    $ 9,431                    $ 9,949                 $ 9,184
December 31, 2001                   $10,308                    $10,875                 $ 9,947
February 28, 2002                   $10,298                    $10,865                 $ 9,886
April 30, 2002                      $10,471                    $11,047                 $ 9,998
June 28, 2002                       $ 9,588                    $10,115                 $ 9,472
July 31, 2002                       $ 8,571                    $ 9,042                 $ 8,591
August 31, 2002                     $ 8,542                    $ 9,012                 $ 8,656
September 30, 2002                  $ 7,486                    $ 7,898                 $ 7,693
October 31, 2002                    $ 7,697                    $ 8,121                 $ 8,263
November 30, 2002                   $ 8,302                    $ 8,759                 $ 8,784
December 31, 2002                   $ 7,929                    $ 8,365                 $ 8,403
January 31, 2003                    $ 7,668                    $ 8,090                 $ 8,199
February 28, 2003                   $ 7,417                    $ 7,825                 $ 7,980
March 31, 2003                      $ 7,349                    $ 7,753                 $ 7,994
April 30, 2003                      $ 7,890                    $ 8,324                 $ 8,697
May 31, 2003                        $ 8,413                    $ 8,875                 $ 9,259
June 30, 2003                       $ 8,606                    $ 9,079                 $ 9,375
July 31, 2003                       $ 8,606                    $ 9,079                 $ 9,514
August 31, 2003                     $ 8,828                    $ 9,314                 $ 9,663
September 30, 2003                  $ 8,645                    $ 9,120                 $ 9,568
October 31, 2003                    $ 9,138                    $ 9,640                 $10,154
November 30, 2003                   $ 9,351                    $ 9,865                 $10,291
December 31, 2003                   $ 9,786                    $10,324                 $10,926
January 31, 2004                    $ 9,806                    $10,345                 $11,118
February 29, 2004                   $10,049                    $10,601                 $11,356
March 31, 2004                      $ 9,883                    $10,427                 $11,257
April 30, 2004                      $ 9,845                    $10,386                 $10,982
May 31, 2004                        $ 9,932                    $10,478                 $11,094
June 30, 2004                       $10,175                    $10,735                 $11,356
July 31, 2004                       $ 9,786                    $10,324                 $11,196
August 31, 2004                     $ 9,757                    $10,294                 $11,355
September 30, 2004                  $ 9,874                    $10,417                 $11,531
October 31, 2004                    $ 9,971                    $10,519                 $11,723
November 30, 2004                   $10,428                    $11,002                 $12,316
December 31, 2004                   $10,631                    $11,215                 $12,728
January 31, 2005                    $10,523                    $11,102                 $12.502
February 28, 2005                   $11,061                    $11,669                 $12,921
March 31, 2005                      $11,041                    $11,648                 $12,739
April 30, 2005                      $10,738                    $11,329                 $12,510
May 31, 2005                        $11,031                    $11,638                 $12,812
June 30, 2005                       $11,168                    $11,782                 $12,952
July 29, 2005                       $11,490                    $12,122                 $13,327
August 31, 2005                     $11,393                    $12,019                 $13,269
September 30, 2005                  $11,490                    $12,122                 $13,455
October 31, 2005                    $10,963                    $11,566                 $13,114
November 30, 2005                   $11,373                    $11,999                 $13,543
December 30, 2005                   $11,456                    $12,086                 $13,626
January 31, 2006                    $11,771                    $12,418                 $14,155
February 28, 2006                   $11,810                    $12,460                 $14,241
March 31, 2006                      $11,968                    $12,626                 $14,434
April 30, 2006                      $12,283                    $12,958                 $14,801
May 31, 2006                        $12,046                    $12,709                 $14,427
June 30, 2006                       $12,046                    $12,709                 $14,519
July 31, 2006                       $12,086                    $12,750                 $14,872
August 31, 2006                     $12,204                    $12,875                 $15,121
September 30, 2006                  $12,411                    $13,093                 $15,423
October 31, 2006                    $12,775                    $13,477                 $15,927
November 30, 2006                   $13,070                    $13,789                 $16,291
December 31, 2006                   $13,241                    $13,969                 $16,657
January 31, 2007                    $13,473                    $14,214                 $16,870
February 28, 2007                   $13,301                    $14,033                 $16,607
March 31, 2007                      $13,655                    $14,406                 $16,864
April 30, 2007                      $14,262                    $15,047                 $17,487
May 31, 2007                        $14,910                    $15,730                 $18,118
June 30, 2007                       $14,768                    $15,580                 $17,694



The chart assumes $10,000 invested on August 3, 1999 and includes the effect of a 5.25% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an ideal of how your fund performed compared to the index over the period 08/03/99-06/30/07. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 1000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Past performance does not guarantee future results.

Average Annual Total Returns                                       Lifetime
Through June 30, 2007       One-Year   Three-Year   Five Year   (Est. 8/3/99)
- ----------------------------------------------------------------------------
Excluding Sales Charge       22.59%      13.22%        9.02%         5.76%
Including Sales Charge       16.14%      11.20%        7.86%         5.05%

Returns reflect reinvestment of distributions and the effect of a 5.25% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING SMALL-CAP VALUE FUND

By: George C. Pierides, Senior Managing Director, Fox Asset Management, LLC Shannon D. Radke, President

Viking Small-Cap Value Fund provided a total return of 10.50% (at net asset value) for the six months ended June 30, 2007.

U.S. stocks had a wild ride in the first three months of 2007, although a glance at the negligible net changes of market benchmarks masks the depth of the turmoil. For the quarter, the Dow ended down 0.87%, while the S&P 500 ended up 0.18% and the NASDAQ closed up 0.26%. Despite increased volatility and fears of decelerating earnings growth, both of which would normally direct investors toward the relative safety of large-cap stocks, small-cap stocks outperformed large-caps during the period. The Fund rose 4.9% during the first quarter. An underweighting and favorable stock selection in the financial services sector contributed to our relative performance during the quarter. Our performance was also helped by favorable stock selection in the energy and technology sectors. An overweighting in both consumer staples and industrials also helped performance in the quarter. Adverse stock selection within consumer staples was the principle drag on performance during the quarter.

Most major domestic market indices ended the second quarter of 2007 in positive territory. Global growth helped the market put in strong performances in April and May which more than offset a challenging June. For the quarter, the Dow rallied 8.5%, while the S&P advanced 5.8% and the NASDAQ gained 7.5%. Small-cap stocks underperformed large-cap stocks, as concerns over rising interest rates, the health of the U.S. economy (principally consumer spending), and a potentially broadening sub-prime crisis caused a flight to quality during the period. The Fund was up
5.4% for the quarter. Our underweighting in the financial services sector, along with some favorable stock selection in the group, contributed positively to relative performance during the quarter. An overweighting and favorable stock selection in energy was a plus for the portfolio. We also had a very successful quarter with our technology holdings as all of them outperformed the sector and broader market. On the negative side, we experienced adverse results from our stock picks within the health care and materials sectors.

As always, we remain steadfast in our commitment to finding higher quality companies, with strong balance sheets and cash flow, selling at discount valuations. Long-term total return and capital preservation remains the investment objective of the Fund.


VIKING SMALL-CAP VALUE FUND

Growth of a $10,000 Investment
May 3, 1999 through June 30, 2007 (Unaudited)

Comparison of Change in Value of a $10,000 Investment in Viking
Small-Cap Value Fund vs. the Russell 2000 Value Index

[Comparative index graph]

                               Viking Small-Cap           Viking Small-Cap         Russell 2000
                                  Value Fund                  Value Fund            Value Index
                              with max sales charge     without max sales charge
                              ---------------------------------------------------------------------
May 3, 2001                         $ 9,475                    $10,000                 $10,000
June 30, 2001                       $ 9,697                    $10,230                 $10,665
July 31, 2001                       $ 9,421                    $ 9,940                 $10,426
August 31, 2001                     $ 9,299                    $ 9,810                 $10,390
September 30, 2001                  $ 8,227                    $ 8,680                 $ 9,243
October 31, 2001                    $ 8,682                    $ 9,160                 $ 9,484
November 30, 2001                   $ 9,204                    $ 9,710                 $10,166
December 31, 2001                   $ 9,725                    $10,260                 $10,788
January 31, 2002                    $ 9,839                    $10,380                 $10,932
February 28, 2002                   $ 9,754                    $10,290                 $10,998
March 31, 2002                      $10,597                    $11,180                 $11,821
April 30, 2002                      $10,891                    $11,490                 $12,238
May 31, 2002                        $10,768                    $11,360                 $11,833
June 28, 2002                       $10,332                    $10,900                 $11,571
July 31, 2002                       $ 8,910                    $ 9,400                 $ 9,852
August 31, 2002                     $ 8,986                    $ 9,480                 $ 9,808
September 30, 2002                  $ 8,569                    $ 9,040                 $ 9,108
October 31, 2002                    $ 8,682                    $ 9,160                 $ 9,245
November 30, 2002                   $ 9,137                    $ 9,640                 $ 9,982
December 31, 2002                   $ 8,863                    $ 9,350                 $ 9,556
January 31, 2003                    $ 8,474                    $ 8,940                 $ 9,287
February 28, 2003                   $ 8,483                    $ 8,950                 $ 8,975
March 31, 2003                      $ 8,626                    $ 9,100                 $ 9,070
April 30, 2003                      $ 9,156                    $ 9,660                 $ 9,932
May 31, 2003                        $ 9,668                    $10,200                 $10,946
June 30, 2003                       $ 9,829                    $10,370                 $11,132
July 31, 2003                       $10,218                    $10,780                 $11,687
August 31, 2003                     $10,692                    $11,280                 $12,131
September 30, 2003                  $10,502                    $11,080                 $11,991
October 31, 2003                    $11,175                    $11,790                 $12,969
November 30, 2003                   $11,555                    $12,190                 $13,467
December 31, 2003                   $11,782                    $12,430                 $13,954
January 31, 2004                    $11,839                    $12,490                 $14,437
February 29, 2004                   $12,028                    $12,690                 $14,716
March 31, 2004                      $12,047                    $12,710                 $14,920
April 30, 2004                      $11,848                    $12,500                 $14,148
May 31, 2004                        $11,924                    $12,580                 $14,319
June 30, 2004                       $12,645                    $13,340                 $15,046
July 31, 2004                       $12,237                    $12,910                 $14,354
August 31, 2004                     $12,265                    $12,940                 $14,495
September 30, 2004                  $12,664                    $13,360                 $15,069
October 31, 2004                    $12,758                    $13,460                 $15,303
November 30, 2004                   $13,602                    $14,350                 $16,661
December 31, 2004                   $13,886                    $14,649                 $17,058
January 31, 2005                    $13,394                    $14,131                 $16,398
February 28, 2005                   $13,857                    $14,619                 $16,724
March 31, 2005                      $13,674                    $14,426                 $16,380
April 30, 2005                      $13,066                    $13,785                 $15,535
May 31, 2005                        $13,799                    $14,558                 $16,482
June 30, 2005                       $14,011                    $14,782                 $17,211
July 29, 2005                       $14,484                    $15,280                 $18,190
August 31, 2005                     $14,503                    $15,300                 $17,773
September 30, 2005                  $14,551                    $15,351                 $17,743
October 31, 2005                    $14,214                    $14,995                 $17,298
November 30, 2005                   $14,628                    $15,433                 $17,999
December 30, 2005                   $14,666                    $15,261                 $17,861
January 31, 2006                    $15,516                    $16,370                 $19,338
February 28, 2006                   $15,203                    $16,039                 $19,337
March 31, 2006                      $15,769                    $16,636                 $20,274
April 30, 2006                      $15,931                    $16,807                 $20,328
May 31, 2006                        $15,213                    $16,050                 $19,486
June 30, 2006                       $15,547                    $16,402                 $19,725
July 31, 2006                       $15,193                    $16,029                 $19,452
August 31, 2006                     $15,456                    $16,306                 $20,033
September 30, 2006                  $15,557                    $16,412                 $20,229
October 31, 2006                    $15,870                    $16,743                 $21,258
November 30, 2006                   $16,365                    $17,265                 $21,865
December 31, 2006                   $16,494                    $17,401                 $22,055
January 31, 2007                    $16,804                    $17,728                 $22,385
February 28, 2007                   $16,782                    $17,705                 $22,110
March 31, 2007                      $17,296                    $18,247                 $22,377
April 30, 2007                      $17,702                    $18,675                 $22,609
May 31, 2007                        $18,450                    $19,465                 $23,438
June 30, 2007                       $18,226                    $19,228                 $22,892


The chart assumes $10,000 invested on May 3, 2001 and includes the effect of a 5.25% front-end sales charge, as applicable and the reinvestment of all dividends and capital gains. It is intended to give you an idea of how your fund performed compared to the index over the period 05/03/01-06/30/07. It is important to understand the differences between your fund and an index. An index measures the performance of a hypothetical portfolio. A market index such as the Russell 2000 Value Index is not managed and incurs no sales charges, expenses or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investments return. Past performance does not guarantee future results.

Average Annual Total Returns                                         Lifetime
Through June 30, 2007         One-Year   Three-Year   Five Year    (Est. 5/3/01)
--------------------------------------------------------------------------------
Excluding Sales Charge         17.23%      12.96%     12.02%           11.19%
Including Sales Charge         11.09%      10.95%     10.83%           10.23%

Returns reflect reinvestment of distributions and the effect of a 5.25% front-end sales charge, as applicable. Return and share values will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Returns shown do not reflect the deduction of the taxes that a shareholder would pay on fund distributions or redemption of fund shares. Past performance is not a guarantee of future results.

VIKING MUTUAL FUNDS
Schedule of Investments (Unaudited)
June 30, 2007

Viking Tax-Free Fund for Montana

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS 99.2%
General Obligations 6.9%
Bozeman MT Ser A  4.95%  07/01/20                                                170,000              $174,763
Puerto Rico Mun Fin Agy Ser A (FSA)  5.50%  08/01/23                             250,000               260,570
Ravalli Cnty MT Sch Dist No. 003 Hamilton (FSA)  4.65%  07/01/09                 105,000               106,009
Gallatin Cnty MT Hgh Sch Dist No 7 Bozeman (CIFG) 4.20% 06/01/21                 150,000               146,958
                                                                                                     ---------
                                                                                                       688,300
                                                                                                     ---------
Continuing Care Revenue Bonds  0.7%
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  6.90%  06/01/15                        30,000                32,256
MT St Hlth Facs Auth Rev Hillcrest Sr Ctr  7.25%  06/01/25                        35,000                38,414
                                                                                                     ---------
                                                                                                        70,670
                                                                                                     ---------
Higher Education Revenue Bonds  14.2%
MT St Hgher Ed Stud Assist Corp Rev Ser B  6.40%  12/01/32                       415,000               431,554
MT St Brd Regents (MSU) Rev Facs Imp-E (AMBAC) 5.00% 11/15/21                     80,000                80,913
MT Brd Regents (MSU) Hghr Ed Rev (AMBAC) 4.30% 11/15/19                          200,000               199,230
MT Brd Regents (U of M) Hgher Ed Rev Ser F (MBIA) 5.75% 05/15/24                 135,000               142,480
*Univ of MT Revs Facs Acq & Imp Ser C (MBIA) 5.00%  11/15/17                     140,000               147,780
Univ of MT Revs Higher Ed Facs Imp Ser D (MBIA) 5.375% 05/15/19                  370,000               401,554
                                                                                                     ---------
                                                                                                     1,403,511
                                                                                                     ---------
Hospital Revenue Bonds  23.6%
MT Fac Fin Auth Providence Svcs (MBIA)  4.60%  12/01/18                           80,000                81,717
MT Fac Fin Auth Providence Svcs (MBIA)  5.00%  12/01/18                          270,000               282,334
MT Fac Fin Auth Providence Svcs (MBIA)  4.80%  12/01/20                          105,000               108,678
MT Fac Fin Auth Rev Benefis Hlth Sys (GTY) 4.75% 01/01/24                        150,000               153,402
MT Fac Fin Auth Rev Benefis Hlth Sys (GTY) 4.75% 01/01/25                        125,000               125,270
MT Fac Fin Auth Providence Svcs (MBIA)  4.80%  12/01/20                           95,000                97,349
MT Hlth Fac Fin Auth Rev Mstr Ln Program Comm Med Ctr 5.20% 12/01/21             145,000               148,231
*MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.125%  12/01/18             200,000               204,208
MT Hlth Fac Auth Sisters Chrty Leavenworth (MBIA)  5.00%  12/01/24               515,000               519,759
MT Fac Fin Auth Hlth Master Ln Pg NE MT 4.50% 05/01/27                           250,000               246,185
MT St Hlth Fac Auth Rev Comm Med Ctr  6.375%  06/01/18                           370,000               371,103
                                                                                                     ---------
                                                                                                     2,338,236
                                                                                                     ---------
Housing Revenue Bonds  17.3%
*MT St Brd Hsg Sngle Fam Mtg Ser A-2  5.75%  06/01/30                             70,000                69,915
*MT St Brd Hsg Sngle Fam Ser A-2  5.50%  12/01/20                                 80,000                79,731
*MT St Brd Hsg Sngle Fam Ser A-2  5.60%  12/01/23                                 65,000                64,792
MT St Brd Hsg Sngle Fam Ser A-2  5.20%  12/01/22                                 110,000               109,637
MT St Brd Hsg Sngle Fam Ser B-2  4.85%  12/01/15                                  90,000                89,563
MT St Brd Hsg Sngle Fam Mtg Ser B-2 5.55%  06/01/33                              155,000               155,522
MT St Brd Hsg Sngle Fam Mtg Ser C2 4.85% 12/01/26                                200,000               197,180
MT St Brd Hsg Sngle Fam Prog Ser B  4.55%  12/01/11                              320,000               320,198
MT St Brd Hsg Sngle Fam Mtg Ser A  4.30%  06/01/12                               230,000               226,785
MT St Brd Hsg Sngle Fam Mtg Ser A-1  4.50%  12/01/27                             300,000               288,885
MT St Brd Hsg Sngle Fam Mtg Ser B  4.75% 12/01/27                                110,000               107,382
                                                                                                     ---------
                                                                                                     1,709,590
                                                                                                     ---------
Psychiatric and Substance Abuse Hospital Bonds 13.1%
MT Fac Fin Auth Developmental Ctr Prog  4.50%  06/01/16                          250,000               250,575
MT Fac Fin Auth Developmental Ctr Prog  4.75%  06/01/19                          170,000               172,907
MT Fac Fin Auth Childrens Home  4.55%  01/01/17                                  250,000               250,525
MT Fac Fin Auth Rev Cmnty Counsl & Corectnl Svcs (CIFG) 4.50% 10/01/23           340,000               336,243
MT Fac Fin Auth Boyd Andrew Cmnty Svcs Proj (CIFG) 4.375% 10/01/20               285,000               284,461
                                                                                                     ---------
                                                                                                     1,294,711
                                                                                                     ---------
Utility Revenue Bonds 10.5%
Forsyth MT Poll Ctl Rev Ref Puget Sound Energy (AMBAC) 5.00%  03/01/31           190,000               194,241
*Forsyth MT Poll Ctl Rev Northwestern Corp (AMBAC)  4.65%  08/01/23              850,000               842,996
                                                                                                     ---------
                                                                                                     1,037,237
                                                                                                     ---------
Water Revenue Bonds 1.0%
Great Falls MT Wtr Sys Rev Ref Ser A (AMBAC)  3.85%  08/01/08                    100,000               100,141
                                                                                                     ---------
                                                                                                       100,141
                                                                                                     ---------
Other Revenue Bonds  11.9%
Missoula MT Spl Impt Dists No 540 4.60% 07/01/24                                 100,000                96,995
Missoula MT Spl Impt Dists No 540 4.60% 07/01/25                                 105,000               101,727
Missoula Tax Increment Urban Renewal (RADIAN) 5.125% 07/01/26                    125,000               130,732
MT Fac Fin Auth Prerelease Ctr Rev (XLCA)  5.25%  10/01/20                       300,000               318,147
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               108,609
MT St Brd Invt Refunded 1996 Pay Tax (MBIA)  6.875%  06/01/20                    105,000               108,452
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26         195,000               206,599
Puerto Rico Comwlth Inf Fin Auth Ser A (AMBAC)  5.25%  07/01/10                  100,000               102,203
                                                                                                     ---------
                                                                                                     1,173,464
                                                                                                    ----------

Total Municipal Bonds (cost $9,813,399)                                                              9,815,860

SHORT-TERM INVESMENTS 0.1%
Federated Municipal Obligations Fund #852                                          9,000                 9,000
Total Short-Term Investments (cost: $9,000)                                                         ----------


TOTAL MARKET VALUE OF SECURITIES OWNED  99.3% (COST $9,822,399)                                      9,824,860

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  0.7%                                                   67,167
                                                                                                   -----------
NET ASSETS APPLICABLE TO 1,001,535 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.0%                    $9,892,027
                                                                                                   ===========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
AMBAC  Insured by the AMBAC Indemnity Corporation
FGIC  Insured by the Financial Guaranty Insurance Company
FSA  Insured by Financial Security Assurance
MBIA  Insured by the Municipal Bond Insurance Association
XLCA  Insured by XL Capital Assurance
RADIAN  Insured by Radian Group Inc.
GTY  Insured by Assured Guaranty



VIKING MUTUAL FUNDS
Schedule of Investments (Unaudited)
June 30, 2007

Viking Tax-Free Fund for North Dakota

                                                                                 PRINCIPAL             MARKET
                                                                                  AMOUNT               VALUE
MUNICIPAL BONDS 101.5%

General Obligations  26.2%
Bismarck ND Ref & Impt Ser T  4.45% 05/01/21                                     100,000               $98,469
Fargo ND Ref & Impt Ser A (MBIA) 4.625% 05/01/28                                 175,000               171,990
*Fargo ND Ref & Imp - Ser B (FGIC)  5.125%  05/01/17                              60,000                60,700
*Fargo ND Ref & Impt Ser D (MBIA) 5.00% 05/01/28                                 200,000               204,572
Grand Forks ND Pub Bldg Ser A (FSA) 4.625% 12/01/26                              100,000                98,050
Hillsboro ND Pub Sch Dist No. 9 (FSA)  4.85%  06/01/19                            50,000                50,640
*Jamestown ND Pub Sch Dist No. 011 (FGIC)  4.60%  05/01/15                        50,000                49,937
*Mandan ND Ref & Imp - Ser B (MBIA)  5.00%  05/01/16                              70,000                69,785
Mandan ND Ref Impt Ser C (AMBAC) 4.50% 05/01/18                                  200,000               199,332
Minot ND Ref Impt Ser A 4.50% 10/01/22                                           195,000               192,054
Puerto Rico Commonwealth (MBIA)  5.375%  07/01/25                                 50,000                50,005
Valley City ND (CIFG) 4.50% 06/01/24                                              80,000                77,779
West Fargo ND Ref & Impt Ser D (MBIA)  4.25%  05/01/20                           150,000               144,708
West Fargo ND Pub Sch Dist No. 006 (FGIC)  5.00%  05/01/14                        50,000                51,730
                                                                                                     ---------
                                                                                                     1,519,751
                                                                                                     ---------
Building Authority Revenue Bonds  7.8%
Fargo ND Bldg Auth Lease Rev Ser A  5.00%  05/01/20                               50,000                50,995
GF Cnty ND Bldg Auth Rev 5.00%  12/01/20                                         200,000               206,646
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/17                           50,000                51,514
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.00%  12/01/16                           50,000                51,299
ND St Bldg Auth Lease Rev Ser A (MBIA)  5.20%  12/01/19                           90,000                93,461
                                                                                                     ---------
                                                                                                       453,915
                                                                                                     ---------
Continuing Care Revenue Bonds 3.9%
Burleigh Cnty Indl Dev Rev MO Slope Luth Care Ctr 5.05% 11/01/18                 125,000               123,795
Grand Forks ND Sr Hsg Rev Ref 4000 Valley Square Proj 5.00% 12/01/16             100,000                99,717
                                                                                                     ---------
                                                                                                       223,512
                                                                                                     ---------
Education Revenue Bonds  7.9%
Fargo ND School District Bldg Auth Rev (MBIA)  5.50%  05/01/14                    50,000                51,115
Minot Pub School District No 1 Bldg Auth 4.80% 05/01/23                          310,000               309,355
West Fargo Pub School District Bldg Auth Lease Rev 4.20% 05/01/17                100,000                97,817
                                                                                                     ---------
                                                                                                       458,287
                                                                                                     ---------
Higher Education Revenue Bonds  12.5%
ND St Brd Hgher Ed Student Svcs Facs Rev MSU 5.50%  08/01/23                     125,000               123,504
ND St Brd Hgher Ed Student Svcs Facs MSU 5.00% 08/01/18                          175,000               171,708
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (FGIC)  4.375%  04/01/26               105,000               100,057
ND St Brd Hgher Ed Rev Hsg & Aux BSC  4.75%  05/01/19                            100,000                99,657
ND St Brd Hgher Ed Rev Hsg & Aux Facs UND (FSA) 5.00% 04/01/21                   150,000               153,745
NDSU Rev Ser 2006A (AMBAC) 4.75% 04/01/29                                         75,000                73,785
                                                                                                     ---------
                                                                                                       722,456
                                                                                                     ---------
Hospital Revenue Bonds   9.6%
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC) 5.125% 06/01/27                       75,000                76,748
Fargo ND Hlth Sys Rev Meritcare Ser A (MBIA) 5.375% 06/01/27                     100,000               102,025
Fargo ND Hlth Sys Rev Meritcare Obl (FSA)  5.375%  06/01/15                       65,000                67,618
Fargo ND Hlth Sys Rev Meritcare Obl (AMBAC)  5.00%  06/01/22                      45,000                45,423
Grand Forks ND Hlth Care Altru Hlth Obl Group (MBIA)  5.60%  08/15/17             20,000                20,371
Grand Forks ND Hlth Care Altru Hlth Obl Group  7.125%  08/15/24                   20,000                21,459
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group - B  6.00%  07/01/10            25,000                25,438
Ward Cnty ND Hlth Care Facs Rev Trinity Obl Group 5.125% 07/01/29                200,000               196,844
                                                                                                     ---------
                                                                                                       555,926
                                                                                                     ---------
Housing Revenue Bonds  10.1%
Fargo ND Multifam Rev Ref Hsg Trollwood Village  6.90%  09/01/13                  25,000                25,932
ND St Hsg Fin Agy Rev Home Mtg Prog C  4.90%   07/01/15                          150,000               150,343
ND St Hsg Fin Agy Rev Hsg Fin Home MTG Fin-C  4.45%  07/01/16                    200,000               195,280
ND St Hsg Fin Agy Hsg Fin Home MTG-C-RMK  6.10%  07/01/28                          5,000                 5,000
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg B  5.85%  07/01/28                       5,000                 5,000
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.25%  07/01/18                      40,000                39,998
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A  5.80%  07/01/10                      55,000                55,643
ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A 5.70% 07/01/09                        50,000                50,575
*ND St Hsg Fin Agy Rev Hsg Fin Pg Home Mtg A 5.55% 07/01/22                       60,000                59,947
                                                                                                     ---------
                                                                                                       587,718
                                                                                                     ---------
Transportation Revenue Bonds  2.7%
Guam Intl Arpt Auth Ser C (MBIA) 5.375%  10/01/17                                150,000               158,265
                                                                                                     ---------
                                                                                                       158,265
                                                                                                     ---------
Water Revenue Bonds  5.2%
ND St Water Comm Rev Water Dev & Mgmt Prg Ser A (MBIA) 5.50%  08/01/10            50,000                52,276
ND St Water Comm Rev Water dev & Mgmt Prog (MBIA) 5.00% 08/01/25                 100,000               102,593
South Central Reg Water Dist Burleigh Cnty Rev 5.00% 10/01/23                    150,000               147,909
                                                                                                     ---------
                                                                                                       302,778
                                                                                                     ---------
Other Revenue Bonds  15.6%
*Grand Forks ND Sales Tax Rev Dike Imp (AMBAC)  4.50%  09/01/10                   50,000                50,768
Mercer Cnty ND PCR Otter Tail Corp (AMBAC) 4.85% 09/01/22                        115,000               114,808
ND Pub Fin Auth Cap Fin Prog Ser A 5.00% 06/01/31                                100,000               100,916
ND Pub Fin Auth Indl Dev Prog Ser A 5.00% 06/01/20                               150,000               148,978
ND St Muni Bond Bank Cap Fing Prog 6.00%  06/01/21                                25,000                25,994
ND St Muni Bond Bank St Revolv Fund Prog Ser A  4.90%  10/01/18                   50,000                51,066
ND St Muni Bond Bank St Revolv Fund Prog Ser A 4.625% 10/01/19                   135,000               136,069
Puerto Rico Childrens Trust Fund Tobacco Settlement Rev  6.00%  07/01/26          15,000                15,892
Puerto Rico Pub Fin Corp Ser A (MBIA) 5.375%  08/01/24                           150,000               157,968
Williams Cnty ND Sales Tax Rev 5.00% 11/01/21                                    100,000               101,298
                                                                                                     ---------
                                                                                                       903,757
                                                                                                     ---------

Total Municipal Bonds (cost $5,917,691)                                                              5,886,365

SHORT-TERM INVESMENTS 0.5%
Franklin Double Tax-Free Income Fund                                               2,570                30,327
                                                                                                    ----------
Total Short-Term Investments (cost: $30,584)                                                            30,327
                                                                                                     ---------


TOTAL MARKET VALUE OF SECURITIES OWNED  102.0% (COST $5,948,275)                                     5,916,692

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES (2.0%)                                                (113,946)
                                                                                                    ----------

NET ASSETS APPLICABLE TO 580,877 SHARES (0.001 PAR VALUE) OUTSTANDING - 100.00%                     $5,802,746
                                                                                                    ==========

*Indicates bonds are segregated by the custodian to cover when-issued or delayed-delivery purchases.
The accompanying notes are an integral part of these financial statements.

Summary of Abbreviations:
AMBAC Insured by the AMBAC Indemnity Corporation
FGIC Insured by the Financial Guaranty Insurance Company
FSA Insured by Financial Security Assurance
MBIA Insured by the Municipal Bond Insurance Association
CIFG Insured by CIFG Company
XLCA Insured by XL Capital Assurance

VIKING MUTUAL FUNDS
Schedule of Investments (Unaudited)
June 30, 2007

Viking Large-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks 93.4%
Basic Materials 27.2%
ALCOA                                                            2,700                $109,431
Anadarko Petroleum                                               2,200                 114,378
Apache                                                           1,600                 130,544
BP Amoco Plc ADR                                                 1,600                 115,424
Bunge Limited                                                    1,300                 109,850
Chevron Texaco                                                   2,100                 176,904
Conoco Phillips                                                  2,100                 164,850
Exxon Mobil                                                      2,900                 243,252
Freeport-McMoran Copper & Gold                                   1,400                 115,948
Questar                                                          1,000                  52,850
Rio Tinto Plc ADS                                                  300                  91,836
                                                                                      --------
                                                                                     1,425,267
                                                                                      --------
Conglomerates 2.4%
Honeywell                                                        2,200                 123,816
                                                                                      --------
                                                                                       123,816
                                                                                      --------
Consumer Goods 7.1%
Dean Foods                                                       2,100                  66,927
Johnson Controls                                                 1,100                 127,347
Kimberly-Clark                                                   1,900                 127,091
Sealed Air                                                       1,600                  49,632
                                                                                      --------
                                                                                       370,997
                                                                                      --------
Financial Services  20.4%
American International Group                                     1,700                 119,051
Bank of America                                                  2,900                 141,781
Citigroup                                                        3,000                 153,870
Hartford Financial Services Group                                1,100                 108,361
Legg Mason                                                         900                  88,542
Morgan Stanley                                                     800                  67,104
PNC Financial Services Group                                     1,300                  93,054
Sun Trust Bank                                                   1,100                  94,314
U.S. Bancorp                                                     3,100                 102,145
Wachovia                                                         2,000                 102,500
                                                                                     ---------
                                                                                     1,070,722
                                                                                     ---------
Healthcare 5.3%
Merck                                                            3,200                 159,360
Pfizer                                                           4,700                 120,179
                                                                                      --------
                                                                                       279,539
                                                                                      --------
Industrial Goods 2.3%
Ingersoll-Rand                                                   2,200                 120,604
                                                                                      --------
                                                                                       120,604
                                                                                      --------
Services 13.3%
Amerisource Bergen                                               1,000                  49,470
AT&T                                                             2,700                 112,050
Canadian Pacific                                                 1,700                 116,994
Citadel Broadcasting Corp.*                                        253                   1,632
CVS Corp.                                                        2,800                 102,060
Disney                                                           3,300                 112,662
Idearc Inc.                                                      2,810                  99,277
Union Pacific                                                      900                 103,635
                                                                                      --------
                                                                                       697,780
                                                                                      --------
Technology 8.8%
Hewlett-Packard                                                  1,100                  49,082
Intel                                                            4,500                 106,830
Microsoft                                                        3,100                  91,357
Nokia                                                            4,300                 120,873
Verizon Communications                                           2,200                  90,574
                                                                                      --------
                                                                                       458,716
                                                                                      --------
Utilities 6.6%
American Electric Power                                          2,700                 121,608
Dominion Resources                                               1,100                  94,941
Public Service Enterprise Group                                  1,500                 131,670
                                                                                      --------
                                                                                       348,219
                                                                                      --------
Total Common Stocks (Cost $3,555,152)                                                4,895,660

SHORT-TERM INVESTMENTS 6.5%
Federated Prime Value Obligations #853                         220,000                 220,000
First Western Bank Collective Asset Fund                       120,249                 120,249
                                                                                    ----------
Total Short-Term Investments (cost: $340,249)                                          340,249
                                                                                    ----------
TOTAL MARKET VALUE OF SECURITIES OWNED 99.9% (COST $3,895,401)                       5,235,909

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES 0.1%                                     3,493
                                                                                    ----------
NET ASSETS APPLICABLE TO 358,926 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $5,239,402
                                                                                    ==========

*Non-income producing investments.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Schedule of Investments (Unaudited)
June 30, 2007

Viking Small-Cap Value Fund

                                                                 SHARES                 VALUE
Common Stocks 93.7%
Basic Materials 4.4%
Oil States Intl Inc.*                                            2,200                 $90,948
Pioneer Drilling*                                                3,000                  44,730
Cimarex Energy                                                   1,200                  47,292
                                                                                      --------
                                                                                       182,970
                                                                                      --------
Conglomerates 2.1%
Teleflex                                                          1,100                 89,958
                                                                                      --------
                                                                                        89,958
                                                                                      --------
Consumer Goods 19.7%
AO Smith                                                         1,550                  61,830
AptarGroup                                                       2,800                  99,568
Borg Warner Automotive                                             600                  51,624
Carters Inc.*                                                    3,400                  88,196
Chiquita Brands Intl                                             6,100                 115,656
Church & Dwight                                                  2,300                 111,458
Clarcor                                                          2,400                  89,832
RC 2 Corp*                                                       2,000                  80,020
Tupperware                                                       4,400                 126,456
                                                                                      --------
                                                                                       824,640
                                                                                      --------
Financial  20.9%
Boston Private Financial Holdings                                1,800                  48,366
First Midwest Bancorp                                            1,700                  60,367
Hanmi Financial                                                  3,500                  59,710
Highland Hospitality                                             5,200                  99,840
Protective Life                                                  1,500                  71,715
Provident Bankshares                                             1,500                  49,170
Senior Housing Properties Trust                                  3,100                  63,085
Strategic Hotels & Resorts                                       3,400                  76,466
Sunstone Hotel Investors                                         2,600                  73,814
UCBH Holdings                                                    3,400                  62,118
Umpqua Holdings                                                  2,600                  61,126
Zenith National Insurance Corp.                                  1,300                  61,217
IPC Holdings                                                     2,700                  87,183
                                                                                      --------
                                                                                       696,159
                                                                                      --------
Healthcare  5.0%
Chattem*                                                         1,000                  63,380
PolyMedica                                                       1,600                  65,360
West Pharmaceutical Services                                     1,700                  80,155
                                                                                      --------
                                                                                       208,895
                                                                                      --------
Industrial Groups 6.3%
Albany International                                             2,800                 113,232
Mueller Water Products Inc.                                      3,900                  66,534
RPM                                                              3,700                  85,507
                                                                                      --------
                                                                                       265,273
                                                                                      --------
Services 16.7%
Arkansas Best                                                    1,400                  54,558
Applebees                                                        1,900                  45,790
BJs Wholesale*                                                   2,600                  93,678
CBRL Group                                                         700                  29,736
Bristow Group*                                                   1,800                  89,190
Owens & Minor                                                    2,900                 101,326
Performance Food Group*                                          2,400                  77,976
Stage Stores                                                     4,600                  96,416
Tween Brands, Inc.*                                              1,400                  62,440
YRC Worldwide*                                                   1,300                  47,840
                                                                                      --------
                                                                                       698,950
                                                                                      --------
Technology 10.9%
Aeroflex Inc.*                                                   4,300                  60,931
Diodes Inc.                                                      2,100                  87,717
Epicor Software Corp.                                            6,000                  89,220
ON Semiconductor*                                                9,900                 106,128
Smith Micro Software                                             1,400                  21,084
Technitrol                                                       3,200                  91,744
                                                                                      --------
                                                                                       456,824
                                                                                      --------
Utilities  7.7%
Cleco Corpoartion                                                3,400                  83,300
Piedmont Natural Gas                                             4,100                 101,065
Pike Electric Corp*                                              4,300                  96,234
Questar                                                            800                  42,280
                                                                                      --------
                                                                                       322,879
                                                                                      --------

Total Common Stocks (Cost $3,145,340)                                                3,924,566

SHORT-TERM INVESTMENTS 6.4%
Federated Prime Value Obligations Fund #853                    105,000                 105,000
First Western Bank Collective Asset Fund                       161,534                 161,534
                                                                                    ----------
Total Short-Term Investments (Cost $266,534)                                           266,534

TOTAL MARKET VALUE OF SECURITIES OWNED  100.1% (COST $3,411,874)                     4,191,100

RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES  (0.1)%                                 (2,515)
                                                                                    ----------

NET ASSETS APPLICABLE TO 245,684 SHARES ($0.001 PAR VALUE)
     OUTSTANDING 100.0%                                                             $4,188,585
                                                                                    ==========

*Non-income producing investments.

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Assets and Liabilities (Unaudited)
June 30, 2007

                              Tax-Free Fund              Tax-Free Fund             Large-Cap              Small-Cap
                               for Montana              for North Dakota           Value Fund            Value Fund
ASSETS:
Investments in securities:
Cost                             $9,822,399                  $5,948,275             $3,895,401            $3,411,874
                                ------------------------------------------------------------------------------------
Value                             9,824,860                   5,916,692              5,235,909             4,191,099
Cash                                 16,188                       4,506                  5,125                85,948
Receivable for fund shares sold           0                           0                      0                     0
Prepaid assets                          518                         291                  1,044                 1,124
Security sales receivable                 0                     140,000                      0                     0
Interest & dividends receivable      98,390                      63,605                  9,379                 7,292
Other Receivables                       153                          25                     81                    81
                                ------------------------------------------------------------------------------------
Total assets                      9,940,109                   6,125,119              5,251,538             4,285,544
                                ------------------------------------------------------------------------------------

LIABILITIES:
Security purchases payable                0                     298,573                      0                89,626
Payable for shares redeemed           9,304                           0                  4,773                     0
Distributions payable                30,413                      17,817                      0                     0
Other accounts payable and
   accrued expenses                   8,365                       5,983                  7,363                 7,333
                                ------------------------------------------------------------------------------------
Total liabilities                    48,082                     322,373                 12,136                96,959
                                ------------------------------------------------------------------------------------
NET ASSETS                        9,892,027                   5,802,746              5,239,402             4,188,585
                                ------------------------------------------------------------------------------------

COMPONENTS OF NET ASSETS AT June 30, 2007
Capital shares, $0.001 par value,
  unlimited shares authorized    10,036,361                   5,916,352              3,771,171             3,174,813
Net unrealized appreciation
 (depreciation)                       2,461                     (31,583)             1,340,508               779,225
Accumulated net realized gain
  (loss) on investments            (146,795)                    (82,023)                46,463               233,432
Undistributed net investment
  income (loss)                           0                           0                 81,260                 1,115
                                ------------------------------------------------------------------------------------
NET ASSETS                       $9,892,027                  $5,802,746             $5,239,402            $4,188,585
                                ------------------------------------------------------------------------------------


NET ASSET VALUE AND
  OFFERING PRICE PER SHARE
Net assets, at value             $9,892,027                  $5,802,746             $5,239,402            $4,188,585
Shares outstanding                1,001,535                     580,877                358,926               245,684
Net asset value per share             $9.88                       $9.99                 $14.60                $17.05
Maximum offering price per share
  (net asset value per share divided
  by 96.25%, 96.25%, 94.75% and
  94.75%, respectively)              $10.26                      $10.38                 $15.41                $17.99
                                ------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Operations (Unaudited)
For the six months ended June 30, 2007

                               Tax-Free Fund              Tax-Free Fund              Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INVESTMENT INCOME:
Interest                         $239,524                   $131,714                 $      0              $     0
Dividends                           2,474                      2,385                  113,239               32,147
                               -------------------------------------------------------------------------------------
Total investment income           241,998                    134,099                  113,239               32,147
                               -------------------------------------------------------------------------------------

EXPENSES:
Investment advisory fees           26,255                     14,543                   16,582               18,807
Administrative fees                 5,251                      2,909                    2,369                1,881
Distribution fees                  13,128                      7,272                    9,475                7,523
Transfer agent fees                 1,714                        925                    2,900                3,202
Accounting fees                     2,626                      1,454                    1,184                  940
Professional fees                   4,844                      4,790                    4,805                4,806
Insurance                           1,483                        726                      494                  376
Trustee fees                          336                        338                      340                  339
Registration fees                     500                         59                      449                  443
Custodian fees                      1,734                      1,734                    1,744                1,744
Other                                   0                          0                        0                    0
                               -------------------------------------------------------------------------------------
 Total expenses                    57,871                     34,750                   40,342               40,061
                               -------------------------------------------------------------------------------------
Less expenses waived or
  reimbursed                      (19,457)                   (13,549)                  (8,363)              (9,029)
                               ------------------------------------------------------------------------------------
Net expenses                       38,414                     21,201                   31,979               31,032
                               -------------------------------------------------------------------------------------
NET INVESTMENT INCOME (LOSS)      203,584                    112,898                   81,260                1,115
                               -------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN
  (LOSS) ON INVESTMENTS:
Net realized gain (loss)
  on investments                   (1,871)                       902                   46,463              233,432
Net change in unrealized
  appreciation (depreciation)
  of investments                 (174,813)                  (130,841)                 387,167              139,397
                               -------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS     (176,684)                  (129,939)                 433,630              372,829
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN
  NET ASSETS RESULTING
  FROM OPERATIONS                 $26,900                   $(17,041)                $514,890             $373,944
                               -------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets (Unaudited)
For the six months ended June 30, 2007

                               Tax-Free Fund              Tax-Free Fund             Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $203,584                   $112,898                $81,260                $1,115
Net realized gain (loss)
   on investments                   (1,871)                       902                 46,463               233,432
Net change in unrealized
   appreciation (depreciation)
   of investments                 (174,813)                  (130,841)               387,167               139,397
                               -------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                   26,900                    (17,041)               514,890               373,944
                               -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (203,584)                  (112,898)                     0                     0
Net realized gains                       0                          0                      0                     0
                               -------------------------------------------------------------------------------------
Total distributions to
  shareholders                    (203,584)                  (112,898)                     0                     0
                               -------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold          711,494                    493,249                528,696               565,212
Proceeds from reinvestment
  of distributions                 154,267                     72,412                117,676               188,207
Cost of shares repurchased      (1,881,090)                  (508,803)              (207,399)             (181,538)
                               -------------------------------------------------------------------------------------
Increase in net assets
  derived from capital share
  transactions                  (1,015,329)                    56,858                438,973               571,881
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS             $(1,192,013)                  $(73,081)              $953,863              $945,825
                               -------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period            $11,084,040                 $5,875,827             $4,285,539            $3,242,760
                               -------------------------------------------------------------------------------------
End of period                   $9,892,027                 $5,802,746             $5,239,402            $4,188,585
                               -------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.


VIKING MUTUAL FUNDS
Financial Statements

Statements of Changes in Net Assets
For the year ended December 31, 2006

                               Tax-Free Fund              Tax-Free Fund             Large-Cap             Small-Cap
                                for Montana              for North Dakota           Value Fund            Value Fund
                               -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN
  NET ASSETS FROM
  OPERATIONS:
Net investment income (loss)      $457,227                   $236,469                $47,130                $2,485
Net realized gain (loss)
   on investments                  (51,061)                   (38,426)               209,203               186,137
Net change in unrealized
   appreciation (depreciation)
   of investments                   67,400                     74,203                328,319               216,025
                               -------------------------------------------------------------------------------------
Net increase (decrease) in
  net assets resulting
  from operations                  473,566                    272,246                584,652               404,647
                               -------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income             (457,227)                  (236,469)               (47,130)               (2,485)
Net realized gains                       0                          0                (71,842)             (186,137)
                               -------------------------------------------------------------------------------------
Total distributions to
  shareholders                    (457,227)                  (236,469)              (118,972)             (188,622)
                               -------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold        1,727,487                    431,577                470,724               598,354
Proceeds from reinvestment
  of distributions                 339,997                    146,177                 26,175               119,026
Cost of shares repurchased      (3,408,165)                (1,278,230)              (312,682)             (199,712)
                               -------------------------------------------------------------------------------------
Increase in net assets
  derived from capital share
  transactions                  (1,340,681)                  (700,476)               184,217               517,668
                               -------------------------------------------------------------------------------------
NET INCREASE (DECREASE)
     IN NET ASSETS             $(1,324,342)                 $(664,699)              $649,897              $733,693
                               -------------------------------------------------------------------------------------
NET ASSETS:
Beginning of period            $12,408,382                 $6,540,526             $3,635,642            $2,509,067
                               -------------------------------------------------------------------------------------
End of period                  $11,084,040                 $5,875,827             $4,285,539            $3,242,760
                               -------------------------------------------------------------------------------------


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for Montana

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                   For the Period
                                           01/01/07-    01/01/06-    01/01/05-    01/01/04-    01/01/03-    01/01/02-
                                           06/30/07     12/31/06     12/31/05     12/31/04     12/31/03     12/31/02
                                          (Unaudited)
                                           --------------------------------------------------------------------------
Net asset value, beginning of period         $10.06       $10.04       $10.22       $10.20       $10.18        $9.74
                                           --------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                          0.20         0.39         0.38         0.38         0.42         0.46
Net realized and unrealized gain
   (loss) on investments                      (0.18)        0.02        (0.18)        0.02         0.02         0.48
                                           --------------------------------------------------------------------------
Total from investment operations               0.02         0.41         0.20         0.40         0.44         0.94
                                           --------------------------------------------------------------------------
Less distributions from:
Net investment income                         (0.20)       (0.39)       (0.38)       (0.38)       (0.42)       (0.46)
Net realized gains                             0.00         0.00         0.00         0.00         0.00        (0.04)
                                           ---------------------------------------------------------------------------
Total distributions                           (0.20)       (0.39)       (0.38)        (0.38)       (0.42)       (0.50)
                                           ---------------------------------------------------------------------------
Net asset value, end of period                $9.88       $10.06       $10.04        $10.22       $10.20       $10.18
                                           ---------------------------------------------------------------------------
Total return1                                  0.13%        4.15%        1.96%         4.05%        4.45%        9.90%
                                           ---------------------------------------------------------------------------


Ratios/supplemental data:
Net assets, end of period (000's)             $9,892     $11,084     $12,408       $12,206      $12,634       $8,513
Ratio of net expenses to average net assets    0.74%2,3    0.63%2      0.55%2        0.41%2       0.31%2       0.15%2
Ratio of net investment income to
   average net assets                          1.94%3      3.87%       3.71%         3.78%        4.13%        4.58%
Portfolio turnover rate                       14.15%      24.39%      24.59%        26.55%       24.72%       40.09%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has Contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Funds total operating expenses during this period will notexceed 0.85% of its average net assets on an annual basis. For the periods indicated above Viking Fund Management, LLC waived fees and reimbursed expenses totaling $19,457, $53,771, $65,270, $80,645, $81,954 and $67,712.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.11%, 1.08%, 1.06%, 1.06%, 1.09% and 1.30% respectively.
3Annualized

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Tax-Free Fund for North Dakota

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     For the Period
                                           01/01/07-    01/01/06-    01/01/05-     01/01/04-     01/01/03-    01/01/02-
                                           06/30/07     12/31/06     12/31/05      12/31/04      12/31/03     12/31/02
                                          (Unaudited)
                                           ----------------------------------------------------------------------------
Net asset value, beginning of period        $10.22        $10.14        $10.29        $10.29        $10.25       $9.76
                                           ----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         0.19          0.39          0.38          0.38          0.42        0.47
Net realized and unrealized gain
   (loss) on investments                     (0.23)         0.08         (0.15)         0.00          0.04        0.49
                                           ----------------------------------------------------------------------------
Total from investment operations             (0.04)         0.47          0.23          0.38          0.46        0.96
                                           ----------------------------------------------------------------------------
Less distributions from:
Net investment income                        (0.19)        (0.39)        (0.38)        (0.38)        (0.42)      (0.47)
Net realized gains                            0.00          0.00          0.00          0.00          0.00        0.00
                                           ----------------------------------------------------------------------------
Total distributions                          (0.19)        (0.39)        (0.38)        (0.38)        (0.42)      (0.47)
                                           ----------------------------------------------------------------------------
Net asset value, end of period               $9.99        $10.22        $10.14        $10.29        $10.29      $10.25
                                           ----------------------------------------------------------------------------
Total return1                                -0.33%         4.77%         2.24%         3.76%         4.60%      10.07%

Ratios/supplemental data:
Net assets, end of period (000's)           $5,803        $5,876         $6,541        $6,086        $4,781      $2,059
Ratio of net expenses to average net assets 0.74%2,3      0.62%2         0.52%2        0.44%2        0.36%2      0.22%2
Ratio of net investment income to
   average net assets                        1.94%3        3.86%          3.70%         3.68%         4.06%       4.73%
Portfolio turnover rate                     12.37%        35.84%         17.61%        22.36%         7.49%      27.95%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has contractually
agreed to waive	 its fees or reimburse the Fund for its expenses through August
1, 2009 so that the Funds total operating expenses during this period will not exceed 0.85% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $13,549, $34,667, $41,214, $40,375, $32,710 and $30,993.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.21%, 1.18%, 1.16%, 1.18%, 1.32% and 1.90% respectively.
3Annualized

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Large-Cap Value Fund

Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                     For the Period
                                           01/01/07-   01/01/06-    01/01/05-     01/01/04-     01/01/03-    01/01/02-
                                           06/30/07    12/31/06     12/31/05      12/31/04      12/31/03     12/31/02
                                           ----------------------------------------------------------------------------
Net asset value, beginning of period        $13.09        $11.64        $10.88        $10.06         $8.20      $10.74
                                           ----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income                         0.23          0.14          0.08          0.05          0.06        0.06
Net realized and unrealized gain
   (loss) on investments                      1.28          1.67          0.76          0.82          1.86       (2.54)
                                           ----------------------------------------------------------------------------
Total from investment operations              1.51          1.81          0.84          0.87          1.92       (2.48)
                                           ----------------------------------------------------------------------------
Less distributions from:
Net investment income                         0.00         (0.14)        (0.08)        (0.05)        (0.06)      (0.06)
Net realized gains                            0.00         (0.22)         0.00          0.00          0.00        0.00
                                           ----------------------------------------------------------------------------
Total distributions                           0.00         (0.36)        (0.08)        (0.05)        (0.06)      (0.06)
                                           ----------------------------------------------------------------------------

Net asset value, end of period              $14.60        $13.09        $11.64        $10.88        $10.06       $8.20
                                           ----------------------------------------------------------------------------
Total return1                                11.54%        15.58%         7.76%         8.63%        23.42%    (23.08)%

Ratios/supplemental data:
Net assets, end of period (000's)            $5,239        $4,286        $3,636        $3,088        $2,745      $1,962
Ratio of net expenses to average net assets   1.36%2,3     1.35%2        1.34%2        1.34%2        1.35%2      1.35%2
Ratio of net investment income to
   average net assets                         1.71%3        1.18%         0.81%         0.47%         0.73%       0.71%
Portfolio turnover rate                       8.61%        22.53%        37.51%        25.70%        26.75%      36.52%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August 1, 2009 so that the Funds total operating expenses during this period will not exceed 1.35% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $8,363, $17,512, $15,575, $14,372, $15,021 and $20,422.
If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 1.71%, 1.78%, 1.82%, 1.84%, 2.02% and 2.34% respectively.
3Annualized

The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Financial Highlights

Viking Small-Cap Value Fund

Selected data for each share of the Fund outstanding throughout the period was as follows:

                                                                    For the Period
                                           01/01/07-    01/01/06-     01/01/05-     01/01/04-    01/01/03-    01/01/02-
                                           06/30/07     12/31/06      12/30/05      12/31/04     12/31/03     12/31/02
                                           ----------------------------------------------------------------------------
Net asset value, beginning of period         $15.43        $14.32        $14.40        $12.43        $9.35      $10.26
                                           ----------------------------------------------------------------------------
Income (loss) from investment operations:
Net investment income (loss)                   0.00          0.01         (0.03)        (0.06)       (0.03)      (0.03)
Net realized and unrealized gain
 (loss) on investments                         1.62          2.00          0.63          2.22         3.11       (0.88)
                                           ----------------------------------------------------------------------------
Total from investment operations               1.62          2.01          0.60          2.16         3.08       (0.91)
                                           ----------------------------------------------------------------------------
Less distributions from:
Net investment income                          0.00         (0.01)         0.00          0.00         0.00        0.00
Net realized gains                             0.00         (0.89)        (0.68)        (0.25)        0.00        0.00
                                           ----------------------------------------------------------------------------
Total distributions                            0.00         (0.90)        (0.68)        (0.25)        0.00        0.00
                                           ----------------------------------------------------------------------------
Net asset value, end of period               $17.05        $15.43        $14.32        $14.40       $12.43       $9.35
                                           ----------------------------------------------------------------------------

Total return1                                 10.50%       14.02%         4.18%        17.86%       32.94%      (8.87)%

Ratios/supplemental data:
Net assets, end of period (000's)             $4,189        $3,243        $2,509        $1,715       $1,250        $604
Ratio of net expenses to average net assets    1.67%2,3     1.65%2        1.65%2        1.65%2       1.65%2      1.65%2
Ratio of net investment income to average
 net assets                                    0.03%3        0.08%       (0.21)%       (0.46)%      (0.37)%     (0.41)%
Portfolio turnover rate                       18.60%        36.96%        21.93%        15.39%       14.77%      16.24%

1Total return assumes reinvestment of distributions at net asset value and does not reflect the impact of a sales charge.
2Viking Fund Management, LLC, the Funds investment manager, has contractually agreed to waive its fees or reimburse the Fund for its expenses through August1, 2009 so that the Funds total operating expenses during this period will not exceed 1.65% of its average net assets on an annual basis. For the periods indicated above, Viking Fund Management, LLC waived fees and reimbursed expenses totaling $9,029, $17,847, $15,661, $14,316, $12,883 and $17,392. If the fees had not been waived or expenses had not been reimbursed, the annualized ratio of total expenses to average net assets would have been 2.15%, 2.23%, 2.39%, 2.63%, 3.16% and 5.24%
respectively.
3Annualized


The accompanying notes are an integral part of these financial statements.

VIKING MUTUAL FUNDS
Notes to Financial Statements (Unaudited)
June 30, 2007

1.  ORGANIZATION
Viking Mutual Funds (the Company) is registered under the Investment Company Act of 1940 as a non-diversified, open-end management investment company, consisting of four series (the Funds).

The Viking Tax-Free Fund for Montana and Viking Tax-Free Fund for North Dakota (each a Tax-Free Fund), each a non-diversified Fund, seek the highest level of current income that is exempt from both federal and state income taxes and is consistent with preservation of capital. The Viking Large-Cap Value Fund (Large-Cap) and Viking Small-Cap Value Fund (Small-Cap), each a diversified Fund, seek long-term total return and capital preservation.

2.  SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with accounting principles generally accepted in the United States of America and are consistently followed by the Funds.

Security Valuation Securities listed or traded on a recognized national exchange or NASDAQ are valued at the last reported sales price. Securities for which market quotations are not readily available (which will constitute a majority of the securities held by the Tax-Free Funds) are valued using a matrix system at fair value as determined by management in accordance with procedures established by the Board of Trustees. The matrix system gives consideration to the following: yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity, rating, and indications as to value from dealers and general market conditions.

Because the market value of municipal securities can only be established by Agreement between parties in a sales transaction, and because of uncertainty inherent in the valuation process, the fair values as determined may differ from the value that would have been used had a ready market for the securities existed.

Federal Income Taxes The Funds intend to qualify for treatment as a regulated investment company under Subchapter M of the Internal Revenue Code, and the funds intend to distribute investment company net taxable income and net capital gains to shareholders. Therefore, no federal tax provision is recorded.

Premiums and Discounts Premiums and discounts on municipal securities are amortized for financial reporting purposes.

Security Transactions, Investment Income, Expenses and Distributions Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on the identified cost basis. Interest income and estimated expenses are accrued daily. Dividend income is recognized on the ex-dividend date. Premiums and discounts on municipal securities are amortized to interest income using the constant yield method over the estimated lives of the respective securities. The Tax-Free Funds declare dividends from net investment income daily and pay such dividends monthly. The Large-Cap Fund and the Small-Cap Fund will declare and pay dividends from net investment income at least annually. Capital gains, if any, are distributed annually. Income and capital gain distributions are determined in accordance with federal income tax regulations and may differ from net investment income and realized gains determined in accordance with accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatment for market discount, capital loss carryforwards and losses due to wash sales and futures transactions.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Temporary book and tax basis differences will reverse in a subsequent period. Common expenses incurred by the Company are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

Use of Estimates The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.  DISTRIBUTIONS TO SHAREHOLDERS
The tax character of distributions paid during the six months ended June 30, 2007 and year ended December 31, 2006 were as follows:

                            Tax-Free Fund for       Tax-Free Fund for       Large-Cap           Small-Cap
                                 Montana              North Dakota          Value Fund          Value Fund
                            -----------------------------------------------------------------------------------
                            2007           2006       2007       2006      2007      2006       2007      2006
                            -----------------------------------------------------------------------------------
Distributions paid from:
    Tax-exempt income       $203,584   $457,227   $112,898   $236,469        $0        $0         $0         $0
    Ordinary income               $0         $0         $0         $0        $0   $47,130         $0     $2,485
    Long-term capital gain        $0         $0         $0         $0        $0   $71,842         $0   $186,137


4. CAPITAL STOCK
Transactions in capital shares were as follows:

                                       Tax-Free Fund       Tax-Free Fund        Large-Cap          Small-Cap
                                        for Montana       for North Dakota      Value Fund         Value Fund
                                      --------------------------------------------------------------------------
                                      For the Period       For the Period      For the Period     For the Period
                                       from 01/01/07        from 01/01/07       from 01/01/07      from 01/01/07
                                    through 06/30/07     through 06/30/07    through 06/30/07   through 06/30/07
                                    ----------------------------------------------------------------------------
Shares sold                                149,987              58,986           51,159               46,275
Shares issued in reinvestment
 of distributions                           15,364               7,110            8,990               12,197
Shares redeemed                           (266,127)            (60,388)         (28,551)             (22,920)
                                    ----------------------------------------------------------------------------
Net Increase (Decrease)                   (100,776)              5,708           31,598               35,552
                                    ----------------------------------------------------------------------------

5.  INVESTMENT MANAGEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
The Funds have retained Viking Fund Management, LLC (VFM) to provide the Funds with investment advice and portfolio management. As compensation for the advisory services furnished to the Funds, the Funds pay VFM monthly compensation calculated daily by applying the annual rates of 0.50% to the Tax-Free Funds daily net assets, 0.70% to the Large-Cap Funds daily net assets and 1.00% to the Small-Cap Funds daily net assets. The Tax-Free Fund for Montana recognized $26,255 of investment advisory fees for the six months ended June 30, 2007. On June 30, 2007, the Tax-Free Fund for Montana had a payable to VFM for investment advisory fees of $3,843. The Tax-Free Fund for North Dakota recognized $14,543 of investment advisory fees after a partial waiver for the six months ended June 30, 2007. On June 30, 2007, the Tax-Free Fund for North Dakota had a payable to VFM for investment advisory fees of $2,098. The Large-Cap Fund recognized $16,582 of investment advisory fees for the six months ended June 30, 2007. On June 30, 2007, the Large-Cap Fund had a payable to VFM for investment advisory fees of $2,933. The Small-Cap Fund recognized $18,807 of investment advisory fees for the six months ended June 30, 2007. On June 30, 2007, the Small-Cap Fund had a payable to VFM for investment advisory fees of $3,346. Under a sub-advisory agreement between Fox Asset Management, LLC (the sub-adviser) and VFM, the sub-adviser provides the Large-Cap Fund and the Small-Cap Fund with investment advice and portfolio management subject to the overall supervision of VFM. As compensation for its services provided to the Large-Cap Fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Large-Cap Funds daily net assets of up to $100 million and 0.35% to the Large-Cap Funds daily net assets in excess of $100 million. As compensation for its services provided to the Small-Cap fund, VFM pays the sub-adviser monthly compensation calculated daily by applying the annual rate of 0.40% to the Small-Cap Funds daily net assets until the net assets reach $5 million and 0.60% to the Small-Cap Funds daily net assets when the net assets surpass $5 million.

The Funds have also entered into an agreement with VFM to provide administrative services, portfolio accounting and transfer agent services to each of the Funds for a fee at an annual rate of 0.15% of daily net assets, plus a per account charge and reimbursement of certain direct expenses. After the Fee waivers, no fees for administrative services, portfolio accounting or transfer agent services were recognized by the Funds, for the six months ended June 30, 2007.

The Funds have a distribution plan, sometimes known as a Rule 12b-1 plan, that allows the Tax-Free Funds to pay distribution and service fees of up to 0.25% of average daily net assets per year and the Large-Cap Fund and the Small-Cap Fund to pay distribution and service fees of up to 0.40% of average daily net assets per year to Viking Fund Distributors, LLC (VFD) for distributing each Funds shares and for servicing shareholder accounts. For the six months ended June 30, 2007, the Tax-Free Fund for Montana recognized $3,262, the Tax-Free Fund for North Dakota recognized $88, Large-Cap Value Fund recognized $7,566 and Small-Cap Value Fund recognized $4,517 of 12b-1 fees after a partial waiver. On June 30, 2007, the Tax Free Fund for Montana, the Large-Cap Fund and Small-Cap Fund had payables to VFD for 12b-1 fees of $446, $1,449 and $924, respectively.

For the six months ending June 30, 2007, the net amounts of sales charges deducted from the proceeds of sale of capital shares which were retained by VFD as principal underwriter were $5,491, $1,787, $2,779 and $2,876 for the Tax-Free Fund for Montana, Tax-Free Fund for North Dakota, Large-Cap Fund and Small-Cap Fund, respectively. On June 30, 2007, the Tax-Free Fund for Montana, Tax-Free for North Dakota, Large-Cap Fund and Small-Cap Fund had payables to VFD for underwriting fees of $1,444, $1,262, $78, and $121, respectively.

VFM has contractually agreed to waive its fees or reimburse the Funds for their expenses through August 1, 2009 so that the Tax-Free Funds total operating expenses during this period will not exceed 0.85% of average net assets on an annual basis, the Large-Cap Funds total operating expenses during this period will not exceed 1.35% of average net assets on an annual basis and the Small-Cap Funds total operating expenses during this period will not exceed 1.65% of average net assets on an annual basis.

Certain officers and trustees of the Funds are also officers and governors of VFM and VFD.

6.  INCOME TAXES
No provision has been made for income taxes because each Funds policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income. At December 31, 2006, the Funds most recently completed year end, Tax-Free Fund for Montana and Tax-Free Fund for North Dakota had capital losses of $144,923 and $82,925 respectively, which may be carried over to offset future capital gains. Such losses start to expire in 2008.

At June 30, 2007, the net unrealized appreciation based on the cost of investments for federal income tax purposes was as follows:

                                  Tax-Free Fund             Tax-Free Fund             Large-Cap             Small-Cap
                                   for Montana            for North Dakota            Value Fund            Value Fund
                                  ------------------------------------------------------------------------------------
Investments at cost                 $9,822,399               $5,948,275               $3,895,401            $3,411,874
                                  ------------------------------------------------------------------------------------
Unrealized appreciation                 83,187                   27,015                1,366,169               832,289
Unrealized depreciation                (80,726)                 (58,598)                 (25,661)              (53,064)
                                  ------------------------------------------------------------------------------------
Net unrealized appreciation
   (depreciation)                       $2,461                 ($31,583)              $1,340,508              $779,225
                                  ------------------------------------------------------------------------------------

7.  INVESTMENT TRANSACTIONS
Purchases and sales of securities (excluding short-term securities) for the six months ended June 30, 2007 were as follows:

                                 Tax-Free Fund              Tax-Free Fund            Large-Cap             Small-Cap
                                  for Montana              for North Dakota          Value Fund           Value Fund
                                 ------------------------------------------------------------------------------------
Purchases                         $1,488,162                    $973,939              $581,014            $1,034,256
Sales                             $2,496,649                    $718,753              $408,770              $698,888

8.  CREDIT AND MARKET RISK
The Tax-Free Funds concentrate their investments in securities mainly issued by each specific states municipalities. The value of these investments may be adversely affected by new legislation within the state, regional or local economic conditions, and differing levels of supply and demand for municipal bonds. Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that market value may fluctuate for other reasons and there is no assurance that the insurance company will meet its obligations. These securities have been identified in the Statement of Investments.

9.  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS
In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards (SFAS) No. 157, Fair Value Measurements. This standard defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosures about fair value measurements. SFAS 157 is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. The Fund is presently evaluating the impact of adopting SFAS 157.

VIKING MUTUAL FUNDS
Miscellaneous Information (Unaudited)
June 30, 2007

Board Approval of Investment Advisory Agreement

In connection with each annual approval, the Board of Trustees is provided with information to assist it in evaluating whether to approve the continuance of the Agreement.

In considering whether to approve the Investment Advisory and Sub-Advisory Agreements, the Board, including the Independent Trustees, considered a number of factors they believed to be relevant. These factors included the following: (1) the nature, extent and quality of the services provided by the advisor; (2) the resources, experience and expertise of the advisor; (3) the performance of the Funds and the advisor; (4) the financial capability of the advisor; (5) the compliance history of the advisor; (6) the performance of the Funds in comparison to similarly managed funds; (7) the amount of the contractual advisory fee in comparison to similarly managed funds; (8) the profitability of the advisor; (9) the extent of any economies of scale; and (10) the existence of any collateral benefits realized by the advisor and by the Funds.

On the basis of the information provided for their review, the Trustees reached the following conclusions with respect to the Advisory Agreement:
(1) a comparison of the net operating expenses for the Viking Tax-Free Fund for Montana and for the Viking Tax-Free Fund for North Dakota to other funds of similar objective and size reflected that the Viking Tax-Free Funds have lower expense structures than most of the other funds;
(2) a comparison of the net operating expense for the Viking Large-Cap Value Fund to other funds of similar objective and size reflect that the Large-Cap Value Fund has a lower expense structure than most of the other funds; (3) a comparison of the net operating expense for the Viking Small-Cap Value Fund to other funds of similar objective and size reflect that the Small-Cap Value Fund has an expense structure similar to the average of the other funds; (4) a comparison of the management fees charged by the Advisor seemed reasonable to the Trustees when compared to similar funds in objective and size; (5) upon a review of the total return history and category rankings of each Fund, the Trustees deemed the performance of each Fund to be satisfactory; (6) the overall nature and quality of the services provided by the Advisor had historically been, and continued to be, satisfactory to the Trustees; (7) the Trustees discussed the fact that the advisor does not benefit from economies of scale due to its relationship to the Funds as the Viking Funds are relatively small and are its only advisory clients; (8) the Trustees discussed the profitability issues regarding the Advisor and felt comfortable with the direction of the Advisor and its prospects for profitability.

On the basis of the information provided for their review, the Trustees reached the following conclusions with respect to the Sub-Advisory
Agreement: (1) the Trustees felt the overall nature and quality of services of Fox Asset Management, LLC (Fox) are satisfactory; (2) the sub-advisory fees paid to Fox are fair and reasonable in light of the sub-advisory services expected to be provided and the comparability of the sub-advisory fees paid by other funds and separately managed accounts; (3) the investment performance of Fox has lagged somewhat in the past, but has continued to improve during the last three years and year-to-date; (4) the Trustees are satisfied with Fox regarding its staffing and capabilities to manage the Value Funds, including the retention of personnel with significant portfolio management experience.


VIKING MUTUAL FUNDS
Miscellaneous Information (Unaudited)
June 30, 2007

Your Funds Expenses


As a Fund shareholder, you can incur two types of costs:

* Transaction costs, including sales charges (loads) on Fund purchases; and

* Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in each Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.


Actual Fund Expenses

The first line (Actual) for each Fund listed in the table below provides actual account values and expenses. The Ending Account Value is derived from each Funds actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. Of course, your account value and expenses will differ from those in this illustration:

1.  Divide your account value by $1,000.
    If an account had an $8,600 value, then $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading Expenses Paid During Period for the Fund(s) you own shares in.
	If Expenses Paid During Period were $7.50, then 8.6 x $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.


Hypothetical Example for Comparison with Other Funds

Information in the second line (Hypothetical) for each Fund in the table can help you compare ongoing costs of investing in the Fund(s) you own with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical Ending Account Value is based on the actual expense ratio for each Fund and an assumed 5% annual rate of return before expenses, which does not represent each Funds actual return. The figure under the heading Expenses Paid During Period shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight ongoing costs and do not reflect any transaction costs, such as sales charges. Therefore, the second line for each Fund is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds.
In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                          Beginning Account     Ending Account     Expenses Paid During
                                           Value 01/01/07       Value 06/30/07   Period1 01/01/07-06/30/07
Viking Tax-Free Fund for Montana
Actual                                        $1,000.00           $1,001.30              $3.67 2
Hypothetical (5% return before expenses)      $1,000.00           $1,021.12              $3.71 2

Viking Tax-Free Fund for North Dakota
Actual                                        $1,000.00             $996.70              $3.66 2
Hypothetical (5% return before expenses)      $1,000.00           $1,021.12              $3.71 2

Viking Large-Cap Value Fund
Actual                                        $1,000.00           $1,115.35              $7.08
Hypothetical (5% return before expenses)      $1,000.00           $1,018.10              $6.76

Viking Small-Cap Value Fund
Actual                                        $1,000.00           $1,104.99              $8.61
Hypothetical (5% return before expenses)      $1,000.00           $1,016.61              $8.25

1Expenses are equal to the annualized expense ratio for each Fund (Viking Tax-Free Fund for Montana: 0.74%; Viking Tax-Free Fund for North Dakota:
0.74%; Viking Large-Cap Value Fund: 1.35%; and Viking Small-Cap Value
Fund: 1.65%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

2Expenses for the Viking Tax-Free Fund for North Dakota and Viking Tax Free Fund for Montana have increased since the Funds most recent fiscal half-year. Had the current expense ratio of the Fund, 0.80% and 0.79%, been in place throughout the entire most recent fiscal half-year, the Actual Expenses Paid During Period would have been $3.96 and $3.92, respectively, and the Hypothetical Expenses Paid During Period would have been $3.71 for each of the Funds.

Proxy Voting on Fund Portfolio Securities
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to securities held in the Funds portfolios is available, without charge and upon request, by calling 1-800-933-8413. A report on Form N-PX of how the Funds voted any such proxies during the most recent 12-month period ended June 30 is available, without charge, and upon request, by calling 1-800-933-8413 and on the SECs website at http://www.sec.gov.

Quarterly Portfolio Schedule
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds Forms N-Q is available on the SECs website at http://www.sec.gov. The Funds Form N-Q may be reviewed and copied at the SECs Public Reference Room in Washington, DC and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

VIKING MUTUAL FUNDS
Trustee Information (Unaudited)
June 30, 2007

NAME AND                                                                      PRINCIPAL OCCUPATION(S)
ADDRESS                         AGE            POSITION(S) HELD               DURING PAST 5 YEARS
-----------------------------------------------------------------------------------------------------------------------
Shannon D. Radke                40             Trustee                        President, Viking Fund Management, LLC
116 1st St SW Suite C                          President                      (1998- pres.); President, Viking Fund
Minot, ND 58701                                Treasurer                      Distributors, LLC (1999-pres.); Trustee,
                                                                              President and Treasurer, Viking Mutual
                                                                              Funds (1999-pres.).

Mike Timm                       70             Trustee                        Retired; Trustee, Viking Mutual Funds
116 1st St SW Suite C                                                         (1999-pres.); President and General
Minot, ND 58701                                                               Manager, Timm Moving and Storage (1959-
                                                                              2000); State Representative, North Dakota
                                                                              House of Representatives (1973-pres.);
                                                                              Speaker of the North Dakota House of
                                                                              Representatives (1997).

Peter C. Zimmerman              41             Trustee                        General Manager, Holiday Inn Riverside
116 1st St SW Suite C                                                         (1995-pres.); Trustee, Viking Mutual
Minot, ND 58701                                                               Funds (2004-pres.)

The SAI has additional information about the Trustees and is available at (800) 933-8413 without charge upon request.

VIKING MUTUAL FUNDS
116 1st St SW Suite C
Minot, ND 58701

BOARD OF TRUSTEES
Shannon D. Radke
Mike Timm
Peter C. Zimmerman

INVESTMENT MANAGER
Viking Fund Management, LLC
116 1st St SW Suite C
Minot, ND 58701

SUB-ADVISOR
(For Viking Large-Cap Value Fund)
(For Viking Small-Cap Value Fund)
Fox Asset Management, LLC
331 Newman Springs Road Suite 122
Red Bank, NJ 07701

DISTRIBUTOR
Viking Fund Distributors, LLC
116 1st St SW Suite C
Minot, ND 58701

CUSTODIAN
First Western Bank & Trust
900 South Broadway
Minot, ND 58701

TRANSFER AGENT
Viking Fund Management, LLC
P.O. Box 500
Minot, ND 58702

INDEPENDENT AUDITORS
Brady, Martz & Associates, P.C.
201 East Broadway, Suite 200
Bismarck, ND 58501

Shareholder Services
1-800-933-8413
701-852-1264

When used with prospective investors, this report must be preceded by a current Viking Mutual Funds prospectus. The prospectus sets forth details about charges, expenses, investment objectives and operating policies of each of the Funds. You should read the prospectus carefully before you invest.
To obtain a prospectus, contact your investment professional or Viking Mutual Funds.

ITEM 2. CODE OF ETHICS.

Not applicable to semi-annual reports.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to semi-annual reports.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to semi-annual reports.

ITEM 5. Audit Committee of Listed Registrants

Not Applicable

ITEM 6. Schedule of Investments

Included as part of report to shareholders under Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. Portfolio Managers of Closed End Management Investment Companies

Not applicable.

ITEM 9. Purchases of Equity Securities by Closed End Management Investment Company and Affiliated Purchasers.

Not applicable.

ITEM 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

ITEM 11.  CONTROLS AND PROCEDURES.

(a)  Disclosure Controls and Procedures. The Principal Executive and
Financial Officers concluded that the Registrants Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Controls. There was no change in the internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) of the registrant that occurred during the second fiscal quarter of the period covered by this report that has materially affected or is reasonably likely to materially affect, its internal control over financial reporting.

ITEM 12 EXHIBITS.

(a)(1) Not applicable to semi-annual reports.

(a)(2) The certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed and attached as exhibits.

(a)(3) Not applicable.

(b) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940. Certification of principal executive officer and principal financial officer as required by Section 906 of the Sarbanes-Oxley
    Act of 2002.


                                   SIGNATURES

   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                             VIKING MUTUAL FUNDS
Date:     September 6, 2007

                                             /s/Shannon D. Radke
                                             --------------------------------
                                             Shannon D. Radke
                                             President


   Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Date:     September 6, 2007

                                             /s/ Shannon D. Radke
                                             --------------------------------
                                             Shannon D. Radke
                                             President


Date:     September 6, 2007

                                             /s/ Shannon D. Radke
                                             --------------------------------
                                             Shannon D. Radke
                                             Treasurer